CONSOLIDATED STATEMENT CASH FLOWS (EFFECTS OF REINSURANCE) (Details) (USD $) In Millions, unless otherwise specified	0 Months Ended
Jul. 01, 2014
Ceded Credit Risk [Line Items]
Gain on reinsurance transaction (net of income taxes)	$ 16.9
Bankers Life [Member] | Wilton Reassurance Company [Member]
Ceded Credit Risk [Line Items]
Gain on reinsurance transaction (classified as Net loss on sale of subsidiary and (gain) loss on reinsurance transactions)	26.1
Income tax expense	9.2
Gain on reinsurance transaction (net of income taxes)	16.9
Reinsurance recapture fee paid	28.0
Bankers Life [Member] | Wilton Reassurance Company [Member] | Investments [Member]
Ceded Credit Risk [Line Items]
Reinsurance Recapture, Gross	139.4
Bankers Life [Member] | Wilton Reassurance Company [Member] | Cash [Member]
Ceded Credit Risk [Line Items]
Reinsurance Recapture, Gross	7.7
Bankers Life [Member] | Wilton Reassurance Company [Member] | Present value of future profits and deferred acquisition costs [Member]
Ceded Credit Risk [Line Items]
Reinsurance Recapture, Gross	29.0
Bankers Life [Member] | Wilton Reassurance Company [Member] | Reinsurance Receivables [Member]
Ceded Credit Risk [Line Items]
Reinsurance Recapture, Gross	(155.9)
Bankers Life [Member] | Wilton Reassurance Company [Member] | Other liabilities [Member]
Ceded Credit Risk [Line Items]
Reinsurance Recapture, Gross	$ 5.9